Interest in Other Entities (Details) - Schedule of activity in investment account - Elbit Imaging Ltd [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Interest in Other Entities (Details) - Schedule of activity in investment account [Line Items]
Purchase of shares during June and July 2021	$ 1,200
Revaluation – profit and Loss till August 4, 2021	(72)
Reclassification of investment to equity	1,128
Group share in losses	(83)
Impairment	(104)
USD/NIS translation adjustments	34
Balance as of December 31, 2021	$ 975